COMMITMENTS AND CONTINGENCIES (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Loss Contingencies [Line Items]
Lease liabilities arising from obtaining right-of-use		¥ 8,091	¥ 3,432
Operating Lease Agreement [Member]
Loss Contingencies [Line Items]
Weighted average discount percentage	2.96%			3.01%
Weighted average remaining lease term	10 months 24 days			1 year 2 months 12 days
Cash paid for operating lease liabilities	¥ 4,600	5,600	5,500
Lease liabilities arising from obtaining right-of-use		8,100	3,400
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Loss Contingencies [Line Items]
Operating lease cost	¥ 4,800	¥ 5,600	¥ 5,500